Equity - Distributions (Details) - USD ($) $ / shares in Units, $ in Thousands																						12 Months Ended
	Aug. 14, 2015	Aug. 05, 2015	Jul. 21, 2015	May 15, 2015	May 01, 2015	Apr. 16, 2015	Feb. 13, 2015	Jan. 30, 2015	Jan. 15, 2015	Nov. 14, 2014	Oct. 31, 2014	Oct. 15, 2014	Aug. 15, 2014	Aug. 01, 2014	Jul. 16, 2014	May 15, 2014	May 01, 2014	Apr. 16, 2014	Feb. 14, 2014	Jan. 31, 2014	Jan. 15, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Distribution Made to Limited Partner [Line Items]
Declaration Date			Jul. 21, 2015			Apr. 16, 2015			Jan. 15, 2015			Oct. 15, 2014			Jul. 16, 2014			Apr. 16, 2014			Jan. 15, 2014
Record Date		Aug. 05, 2015			May 01, 2015			Jan. 30, 2015			Oct. 31, 2014			Aug. 01, 2014			May 01, 2014			Jan. 31, 2014
Payment Date	Aug. 14, 2015			May 15, 2015			Feb. 13, 2015			Nov. 14, 2014			Aug. 15, 2014			May 15, 2014			Feb. 14, 2014
General Partner and IDRs
Distribution Made to Limited Partner [Line Items]
Payment to Holders of Incentive Distribution Rights	$ 0			$ 1,311			$ 1,311			$ 695			$ 168									$ 0	$ 1,311	$ 2,174
Limited Partner
Distribution Made to Limited Partner [Line Items]
Amount Declared Per Unit (usd per unit)			$ 0.475			$ 0.675			$ 0.6750			$ 0.6250			$ 0.5750			$ 0.5250			$ 0.51
Payment to Limited Partner Units	$ 17,555			$ 24,947			$ 24,947			$ 23,092			$ 19,088			$ 17,388			$ 14,726
Payment to Holders of Incentive Distribution Rights																$ 0			$ 0